Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Puritan Trust
Entity Central Index Key	0000081205
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Advisor Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class C
Trading Symbol	FBARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 56	1.52%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.52%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 57,179,485,160
Holdings Count | shares	316
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.1 A 2.2 BBB 7.0 BB 0.7 B 0.4 Not Rated 1.2 Equities 64.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.2 AAA - 3.2 AA - 0.1 A - 2.2 BBB - 7.0 BB - 0.7 B - 0.4 Not Rated - 1.2 Equities - 64.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.6 Financials 13.6 Health Care 7.4 Communication Services 7.3 Consumer Discretionary 7.0 Industrials 5.7 Consumer Staples 3.9 Energy 3.2 Real Estate 2.3 Utilities 2.0 Materials 1.2 Common Stocks 63.8 Bonds 36.0 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.8 Bonds - 36.0 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 Apple Inc 5.1 NVIDIA Corp 4.4 Microsoft Corp 3.9 US Treasury Bonds 3.9 Amazon.com Inc 3.0 Alphabet Inc Class A 2.5 Meta Platforms Inc Class A 2.0 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.4 40.2
Fidelity Advisor Balanced Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class Z
Trading Symbol	FBAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 15	0.40%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.40%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 57,179,485,160
Holdings Count | shares	316
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.1 A 2.2 BBB 7.0 BB 0.7 B 0.4 Not Rated 1.2 Equities 64.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.2 AAA - 3.2 AA - 0.1 A - 2.2 BBB - 7.0 BB - 0.7 B - 0.4 Not Rated - 1.2 Equities - 64.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.6 Financials 13.6 Health Care 7.4 Communication Services 7.3 Consumer Discretionary 7.0 Industrials 5.7 Consumer Staples 3.9 Energy 3.2 Real Estate 2.3 Utilities 2.0 Materials 1.2 Common Stocks 63.8 Bonds 36.0 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.8 Bonds - 36.0 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 Apple Inc 5.1 NVIDIA Corp 4.4 Microsoft Corp 3.9 US Treasury Bonds 3.9 Amazon.com Inc 3.0 Alphabet Inc Class A 2.5 Meta Platforms Inc Class A 2.0 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.4 40.2
Fidelity Puritan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® Fund
Class Name	Fidelity® Puritan® Fund
Trading Symbol	FPURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® Fund	$ 23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 31,882,840,739
Holdings Count | shares	248
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$31,882,840,739
Number of Holdings	248
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.3 AAA 2.6 AA 0.2 A 2.2 BBB 5.9 BB 1.4 B 1.3 CCC,CC,C 1.0 Not Rated 1.2 Equities 65.1 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.3 AAA - 2.6 AA - 0.2 A - 2.2 BBB - 5.9 BB - 1.4 B - 1.3 CCC,CC,C - 1.0 Not Rated - 1.2 Equities - 65.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.4 Financials 15.6 Consumer Discretionary 9.1 Communication Services 7.6 Health Care 7.5 Industrials 7.4 Energy 3.6 Materials 2.8 Real Estate 2.4 Consumer Staples 1.9 Utilities 0.7 Common Stocks 64.4 Bonds 34.1 Preferred Stocks 0.5 Alternative Funds 0.2 Preferred Securities 0.0 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.4 Bonds - 34.1 Preferred Stocks - 0.5 Alternative Funds - 0.2 Preferred Securities - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.6 Apple Inc 4.4 NVIDIA Corp 4.2 Microsoft Corp 3.6 Amazon.com Inc 3.5 US Treasury Bonds 3.4 Meta Platforms Inc Class A 2.5 Alphabet Inc Class C 2.1 Fannie Mae Mortgage pass-thru certificates 1.4 Mastercard Inc Class A 1.3 37.0
Fidelity Balanced Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity® Balanced Fund Class K
Trading Symbol	FBAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 57,179,485,160
Holdings Count | shares	316
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.1 A 2.2 BBB 7.0 BB 0.7 B 0.4 Not Rated 1.2 Equities 64.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.2 AAA - 3.2 AA - 0.1 A - 2.2 BBB - 7.0 BB - 0.7 B - 0.4 Not Rated - 1.2 Equities - 64.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.6 Financials 13.6 Health Care 7.4 Communication Services 7.3 Consumer Discretionary 7.0 Industrials 5.7 Consumer Staples 3.9 Energy 3.2 Real Estate 2.3 Utilities 2.0 Materials 1.2 Common Stocks 63.8 Bonds 36.0 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.8 Bonds - 36.0 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 Apple Inc 5.1 NVIDIA Corp 4.4 Microsoft Corp 3.9 US Treasury Bonds 3.9 Amazon.com Inc 3.0 Alphabet Inc Class A 2.5 Meta Platforms Inc Class A 2.0 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.4 40.2
Fidelity Advisor Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class A
Trading Symbol	FBAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 28	0.77%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.77%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 57,179,485,160
Holdings Count | shares	316
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.1 A 2.2 BBB 7.0 BB 0.7 B 0.4 Not Rated 1.2 Equities 64.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.2 AAA - 3.2 AA - 0.1 A - 2.2 BBB - 7.0 BB - 0.7 B - 0.4 Not Rated - 1.2 Equities - 64.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.6 Financials 13.6 Health Care 7.4 Communication Services 7.3 Consumer Discretionary 7.0 Industrials 5.7 Consumer Staples 3.9 Energy 3.2 Real Estate 2.3 Utilities 2.0 Materials 1.2 Common Stocks 63.8 Bonds 36.0 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.8 Bonds - 36.0 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 Apple Inc 5.1 NVIDIA Corp 4.4 Microsoft Corp 3.9 US Treasury Bonds 3.9 Amazon.com Inc 3.0 Alphabet Inc Class A 2.5 Meta Platforms Inc Class A 2.0 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.4 40.2
Fidelity Puritan K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® K6 Fund
Class Name	Fidelity® Puritan® K6 Fund
Trading Symbol	FPKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Puritan® K6 Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® K6 Fund	$ 16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 2,110,009,129
Holdings Count | shares	216
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,110,009,129
Number of Holdings	216
Portfolio Turnover	63%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.3 AAA 2.6 AA 0.2 A 2.2 BBB 5.9 BB 1.4 B 1.3 CCC,CC,C 0.9 Not Rated 1.2 Equities 65.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.3 AAA - 2.6 AA - 0.2 A - 2.2 BBB - 5.9 BB - 1.4 B - 1.3 CCC,CC,C - 0.9 Not Rated - 1.2 Equities - 65.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.6 Financials 15.5 Consumer Discretionary 9.2 Communication Services 7.6 Health Care 7.5 Industrials 7.0 Energy 3.8 Materials 2.8 Real Estate 2.4 Consumer Staples 2.0 Utilities 0.7 Common Stocks 65.1 Bonds 34.0 Alternative Funds 0.2 Preferred Securities 0.0 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 65.1 Bonds - 34.0 Alternative Funds - 0.2 Preferred Securities - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.6 Apple Inc 4.5 NVIDIA Corp 4.3 Microsoft Corp 3.7 Amazon.com Inc 3.6 US Treasury Bonds 3.4 Meta Platforms Inc Class A 2.5 Alphabet Inc Class C 2.3 Fannie Mae Mortgage pass-thru certificates 1.4 Mastercard Inc Class A 1.4 37.7
Fidelity Advisor Balanced Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class M
Trading Symbol	FBAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 38	1.02%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	1.02%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 57,179,485,160
Holdings Count | shares	316
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.1 A 2.2 BBB 7.0 BB 0.7 B 0.4 Not Rated 1.2 Equities 64.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.2 AAA - 3.2 AA - 0.1 A - 2.2 BBB - 7.0 BB - 0.7 B - 0.4 Not Rated - 1.2 Equities - 64.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.6 Financials 13.6 Health Care 7.4 Communication Services 7.3 Consumer Discretionary 7.0 Industrials 5.7 Consumer Staples 3.9 Energy 3.2 Real Estate 2.3 Utilities 2.0 Materials 1.2 Common Stocks 63.8 Bonds 36.0 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.8 Bonds - 36.0 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 Apple Inc 5.1 NVIDIA Corp 4.4 Microsoft Corp 3.9 US Treasury Bonds 3.9 Amazon.com Inc 3.0 Alphabet Inc Class A 2.5 Meta Platforms Inc Class A 2.0 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.4 40.2
Fidelity Balanced Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity® Balanced Fund
Trading Symbol	FBALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced Fund	$ 23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 57,179,485,160
Holdings Count | shares	316
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.1 A 2.2 BBB 7.0 BB 0.7 B 0.4 Not Rated 1.2 Equities 64.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.2 AAA - 3.2 AA - 0.1 A - 2.2 BBB - 7.0 BB - 0.7 B - 0.4 Not Rated - 1.2 Equities - 64.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.6 Financials 13.6 Health Care 7.4 Communication Services 7.3 Consumer Discretionary 7.0 Industrials 5.7 Consumer Staples 3.9 Energy 3.2 Real Estate 2.3 Utilities 2.0 Materials 1.2 Common Stocks 63.8 Bonds 36.0 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.8 Bonds - 36.0 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 Apple Inc 5.1 NVIDIA Corp 4.4 Microsoft Corp 3.9 US Treasury Bonds 3.9 Amazon.com Inc 3.0 Alphabet Inc Class A 2.5 Meta Platforms Inc Class A 2.0 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.4 40.2
Fidelity Puritan Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® Fund
Class Name	Fidelity® Puritan® Fund Class K
Trading Symbol	FPUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 31,882,840,739
Holdings Count | shares	248
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$31,882,840,739
Number of Holdings	248
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.3 AAA 2.6 AA 0.2 A 2.2 BBB 5.9 BB 1.4 B 1.3 CCC,CC,C 1.0 Not Rated 1.2 Equities 65.1 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.3 AAA - 2.6 AA - 0.2 A - 2.2 BBB - 5.9 BB - 1.4 B - 1.3 CCC,CC,C - 1.0 Not Rated - 1.2 Equities - 65.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.4 Financials 15.6 Consumer Discretionary 9.1 Communication Services 7.6 Health Care 7.5 Industrials 7.4 Energy 3.6 Materials 2.8 Real Estate 2.4 Consumer Staples 1.9 Utilities 0.7 Common Stocks 64.4 Bonds 34.1 Preferred Stocks 0.5 Alternative Funds 0.2 Preferred Securities 0.0 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.4 Bonds - 34.1 Preferred Stocks - 0.5 Alternative Funds - 0.2 Preferred Securities - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.6 Apple Inc 4.4 NVIDIA Corp 4.2 Microsoft Corp 3.6 Amazon.com Inc 3.5 US Treasury Bonds 3.4 Meta Platforms Inc Class A 2.5 Alphabet Inc Class C 2.1 Fannie Mae Mortgage pass-thru certificates 1.4 Mastercard Inc Class A 1.3 37.0
Fidelity Balanced K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced K6 Fund
Class Name	Fidelity® Balanced K6 Fund
Trading Symbol	FBKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced K6 Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced K6 Fund	$ 16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 2,215,944,938
Holdings Count | shares	315
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,215,944,938
Number of Holdings	315
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.6 AAA 3.1 AA 0.1 A 2.2 BBB 6.7 BB 0.7 B 0.4 Not Rated 1.1 Equities 61.9 Short-Term Investments and Net Other Assets (Liabilities) 3.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.6 AAA - 3.1 AA - 0.1 A - 2.2 BBB - 6.7 BB - 0.7 B - 0.4 Not Rated - 1.1 Equities - 61.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.0 Financials 13.1 Health Care 7.0 Communication Services 7.0 Consumer Discretionary 6.8 Industrials 5.4 Consumer Staples 3.8 Energy 3.2 Real Estate 2.3 Utilities 1.9 Materials 1.3 Common Stocks 61.8 Bonds 34.9 Preferred Stocks 0.1 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 61.8 Bonds - 34.9 Preferred Stocks - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.9 Apple Inc 4.9 NVIDIA Corp 4.2 Microsoft Corp 3.9 US Treasury Bonds 3.8 Amazon.com Inc 3.0 Alphabet Inc Class A 2.4 Meta Platforms Inc Class A 1.9 Fannie Mae Mortgage pass-thru certificates 1.6 Freddie Mac Gold Pool 1.3 38.9
Fidelity Advisor Balanced Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class I
Trading Symbol	FBAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 19	0.51%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.51%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 57,179,485,160
Holdings Count | shares	316
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$57,179,485,160
Number of Holdings	316
Portfolio Turnover	44%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.2 AAA 3.2 AA 0.1 A 2.2 BBB 7.0 BB 0.7 B 0.4 Not Rated 1.2 Equities 64.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.2 AAA - 3.2 AA - 0.1 A - 2.2 BBB - 7.0 BB - 0.7 B - 0.4 Not Rated - 1.2 Equities - 64.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.6 Financials 13.6 Health Care 7.4 Communication Services 7.3 Consumer Discretionary 7.0 Industrials 5.7 Consumer Staples 3.9 Energy 3.2 Real Estate 2.3 Utilities 2.0 Materials 1.2 Common Stocks 63.8 Bonds 36.0 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.8 Bonds - 36.0 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 Apple Inc 5.1 NVIDIA Corp 4.4 Microsoft Corp 3.9 US Treasury Bonds 3.9 Amazon.com Inc 3.0 Alphabet Inc Class A 2.5 Meta Platforms Inc Class A 2.0 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.4 40.2